Shareholders' Equity (Details) - Schedule of ordinary shares of the company confer on their holders voting rights - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Ordinary Shares Of The Company Confer On Their Holders Voting Rights Abstract
Ordinary Shares, Authorized	604,780	620,780
Ordinary Shares, Issued and outstanding	119,977	119,977